Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties	Related PartiesThe Company has, and expects to have in the future, related party transactions in the ordinary course of business. The transactions include, but are not limited to, lending activities and deposit services with directors and executive officers of the Company and their affiliates. Based on the Company’s assessment, such transactions are consistent with prudent banking practices and are within applicable banking regulations. During the years ended December 31, 2022, 2021 and 2020, no such transactions involved amounts in excess of 5% of the Company’s total shareholders’ equity.